Borrowings - Net Interest and Other Finance Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Standby fees	$ 1.4	$ 0.8	$ 0.6
Acceleration of unamortized costs on debt extinguishment	1.1	7.0	0.0
Interest income	(0.7)	(0.4)	(0.5)
Other costs	1.9	0.0	0.0
Interest expense (income)	30.9	28.4	14.2
Short-term borrowings
Disclosure of detailed information about financial instruments [line items]
Interest expense	0.2	0.2	0.0
Revolving facility
Disclosure of detailed information about financial instruments [line items]
Interest expense	3.1	3.7	2.4
Term loan
Disclosure of detailed information about financial instruments [line items]
Interest expense	14.4	8.7	11.7
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 9.5	$ 8.4	$ 0.0